Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	¥ 18,190,034	¥ 15,058,617
Accrued income
Schedule of Investments [Line Items]
Accrued interest receivables	240,000	239,000
Net of Allowance for Credit Loss [Member]
Schedule of Investments [Line Items]
Amortised cost net of allowance for credit loss available for sale securities	0	0
Debt securities | Negotiable certificates of deposits, asset- backed securities and collateral loan obligations
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	231,261	221,706
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	311,042	315,536
Debt securities | Foreign agency mortgage-backed securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Fair value, available-for-sale securities	21	22
Available-for sale and held-to-maturity securities | Accrued income
Schedule of Investments [Line Items]
Accrued interest receivables	¥ 29,632	¥ 20,845